SEGMENTED INFORMATION	12 Months Ended
Dec. 31, 2021
SEGMENTED INFORMATION
23. SEGMENTED INFORMATION
23.	SEGMENTED INFORMATION

The Company’s revenues for the year ended December 31, 2021, of $11,228 (2020 - $16,022, 2019 - $3,746) are all attributable to Mexico, from shipments of concentrate produced by the Avino Mine and processed material from the Avino Historic Above Ground stockpiles.

On the consolidated statements of operations, the Company had revenue from the following product mixes:

	2021	2020	2019
Silver	$3,421	$6,318	$14,030
Copper	5,566	4,662	13,953
Gold	4,344	8,517	10,326
Penalties, treatment costs and refining charges	(2,103)	(3,475)	(6,563)
Total revenue from mining operations	$11,228	$16,022	$31,746
For the year ended December 31, 2021, the Company had three customers (2020 – three customers, 2019 – six customers) that accounted for total revenues as follows:

	2021	2020	2019
Customer #1	$5,521	$-	$-
Customer #2	3,045	12,573	21,810
Customer #3	2,662	3,206	4,861
Customer #4	-	(19)	3,350
Customer #5	-	262	1,246
Customer #6	-	-	469
Customer #7	-	-	10
Customer #8	-	-	-
Total revenue from mining operations	$11,228	$16,022	$31,746

Geographical information relating to the Company’s non-current assets (other than financial instruments) is as follows:

	December 31, 2021	December 31, 2020
Exploration and evaluation assets - Mexico	$11,052	$10,051
Exploration and evaluation assets - Canada	1	1
Total exploration and evaluation assets	$11,053	$10,052

	December 31, 2021	December 31, 2020
Plant, equipment, and mining properties - Mexico	$35,390	$34,475
Plant, equipment, and mining properties - Canada	285	371
Total plant, equipment, and mining properties	$35,675	$34,846